Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Loss for the year	£ (18,997)	£ (27,632)	£ (32,021)
Adjustments for:
Income tax credit	(3,454)	(4,398)	(6,432)
Amortization, depreciation and loss on disposal	522	575	732
Impairment of intangible assets	33	503	292
Movement in provisions	10	(4,109)	4,100
Finance income	(358)	(754)	(669)
Interest expense on lease liabilities	17	29	21
Share-based payments	1,646	3,857	4,890
Net foreign exchange (gains) losses	(369)	1,176	(5,014)
Cash flows from (used in) operations before changes in working capital	(20,950)	(30,753)	(34,101)
Movements in working capital:
Decrease in prepayments, accrued income and other receivables	1,737	1,234	307
(Decrease) increase in trade payables	(670)	(1,428)	2,974
(Decrease) increase in payroll taxes, social security and accrued expenditure	(3,250)	(1,087)	442
Movements in working capital	(2,183)	(1,281)	3,723
Cash used in operations	(23,133)	(32,034)	(30,378)
Net income tax received	4,015	5,595	7,220
Net cash used in operating activities	(19,118)	(26,439)	(23,158)
Cash flows from investing activities
Interest received	372	770	638
Payments for property, plant and equipment	(4)	(4)	(12)
Payments for intangible assets	(289)	(474)	(506)
Repayment of other assets	0	2,596
Net cash from investing activities	79	2,888	120
Cash flows from financing activities
Payments of lease liabilities	(223)	(270)	(227)
Proceeds from issue of share capital - exercise of share options	7	4	66
Proceeds from issue of share capital	8,729	249
Share issue expenses	(329)	(36)
Net cash from (used in) financing activities	8,184	(53)	(161)
Net decrease in cash and cash equivalents	(10,855)	(23,604)	(23,199)
Cash and cash equivalents at beginning of year	17,225	41,912	60,264
Effect of exchange rate changes on cash and cash equivalents	379	(1,083)	4,847
Cash and cash equivalents at end of year	£ 6,749	£ 17,225	£ 41,912